Supplementary Financial Statements Information (Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Receivables from the Government of Israel:
Value added tax authorities	$ 156	$ 93
Prepaid expenses	333	144
Assets held for severance benefits	16
Other current assets	$ 505	$ 237